SHARE-BASED PAYMENTS - Performance Share Units (Details) - Performance share units - EquityInstruments		12 Months Ended
	Mar. 27, 2023	Dec. 31, 2023
Disclosure of Equity Instruments other than options
Granted during the year	198,737	198,737
Outstanding, ending balance		198,737